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                                Rule 24f-2 NOTICE FOR
                               PAINEWEBBER OLYMPUS FUND
                                     Growth Fund
                       Communications & Technology Growth Fund
                             (1933 Act File No. 2-94983)


     1.       The fiscal period for which the notice is filed:
                               September 1, 1994 to August 31, 1995

     2. The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of such fiscal period:
                               None

     3. The number or amount of securities, if any, registered during such fiscal period other than pursuant to this section:
                               None

     4. The number or amount of securities sold during such fiscal period:
                               $183,437,339 representing 8,866,298 shares

     5. The number or amount of securities sold during such fiscal period in reliance upon registration pursuant to this section:
                               $183,437,339 representing 8,866,298 shares

     6.       The calculation of filing fee:

               (a)      The total amount of registered shares of beneficial
                        interest ($0.001 par value) sold including sales load:                     $183,437,339

               (b)      Less the total amount of registered shares of
                        beneficial interest ($0.001 par value) redeemed or                         (213,182,912)
                        repurchased:                                                                -----------
               (c)      Difference (i.e., (a) less (b)):                                           ($29,745,573)
                                                                                                   ------------

               (d)      Filing fee pursuant to section 6(b) of 1933 Act (Line                                $0
                        (c) Amount x 0.00034483):                                                  ============

                                       /s/ Paul Schubert
                                       --------------------------------------
                                       Paul Schubert
                                       Assistant Treasurer and Vice President
                                       PaineWebber America Fund

     Date:  October 27, 1995
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